Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 14 –	TRADE PAYABLES

	December 31,
	2025	2024
	USD in thousands
Open debts	9,825	7,969
Checks payable	-	231
	9,825	8,200
Trade payables are non-interest bearing.